LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	$ 1,971	$ 1,827	$ 2,965
60-89 Days Past Due	184	399	1,312
Greater than 90 Days Past Due	436	24	554
Non-accrual	2,050	6,577	2,974
Total Past Due and Non-accrual	4,641	8,827	7,805
Loans Not Past Due	534,003	529,478	460,850
Commercial
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	43	92	49
Non-accrual		25
Total Past Due and Non-accrual	43	117	49
Loans Not Past Due	44,615	47,068	34,605
Real estate construction
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due			175
Non-accrual	140	142
Total Past Due and Non-accrual	140	142	175
Loans Not Past Due	17,068	16,796	11,002
1-4 family residential
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	1,651	1,531	1,981
60-89 Days Past Due	119	232	1,285
Greater than 90 Days Past Due	158	23	314
Non-accrual	1,301	1,390	1,171
Total Past Due and Non-accrual	3,229	3,176	4,751
Loans Not Past Due	190,080	186,282	189,637
Multi-family residential
Aging of recorded investment in past due and non-accrual loans
60-89 Days Past Due		131
Non-accrual	225	264	275
Total Past Due and Non-accrual	225	395	275
Loans Not Past Due	33,756	34,020	16,145
Non-farm & non-residential
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	163	67	503
60-89 Days Past Due	50
Non-accrual	380	380	803
Total Past Due and Non-accrual	593	447	1,306
Loans Not Past Due	165,975	161,375	125,485
Agricultural
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	29	7	155
60-89 Days Past Due		11
Greater than 90 Days Past Due	232		232
Non-accrual		4,371	717
Total Past Due and Non-accrual	261	4,389	1,104
Loans Not Past Due	66,032	66,956	66,898
Consumer
Aging of recorded investment in past due and non-accrual loans
30-59 Days Past Due	85	130	102
60-89 Days Past Due	15	25	27
Greater than 90 Days Past Due	46	1	8
Non-accrual	4	5	8
Total Past Due and Non-accrual	150	161	145
Loans Not Past Due	16,358	16,702	16,920
Other
Aging of recorded investment in past due and non-accrual loans
Loans Not Past Due	$ 119	$ 279	$ 158